GOODWILL (Tables)	12 Months Ended
Dec. 31, 2016
GOODWILL
Schedule of changes in the carrying amount of goodwill
	2015	2016
	RMB	RMB
Balance at beginning of period	—	217,394
Additions	217,394	—

Balance at end of period	217,394	217,394